OTHER LONG-TERM ASSETS (Tables)	6 Months Ended
Jun. 30, 2026
Other Assets, Noncurrent [Abstract]
Schedule of other long-term assets
	June 30,	December 31,
	2026	2025
	(Unaudited)
Deferred contract costs	$72,051	$49,033
Investment in affiliated company	10,332	6,000
Investment in privately held companies	6,000	-
Other long-term assets	799	784
Total	$89,182	$55,817